Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses		$ 3,569	$ 12,995	$ 27,220
General and administrative expenses		3,923	4,656	5,661
Total operating loss		7,492	17,651	32,881
Financial loss (income), net		(580)	215	(414)
Net loss		$ 6,912	$ 17,866	$ 32,467
Basic, net loss per share	[1]	$ 2.50	$ 10.65	$ 19.80
Diluted, net loss per share	[1]	$ 2.50	$ 10.65	$ 19.80
Weighted average number of shares outstanding used in computing net loss per share, basic	[1]	2,769,539	1,676,183	1,639,843
Weighted average number of shares outstanding used in computing net loss per share, diluted	[1]	2,769,539	1,676,183	1,639,843

[1]	All share and per share data has been retroactively adjusted to reflect the 1 for 15 reverse share split effected on May 15, 2023 for all periods prior to the date of the reverse share split. See Note 11A4.